Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Mar. 21, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Hunter Maritime Acquisition Corp.
Entity Central Index Key	0001679450
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding		204,041,004
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY